Earnings Per Common Share (Reconciliations Of The Numerators And Denominators Of Basic And Diluted Earnings Per Share) (Q2) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Common Share [Abstract]
Net income (loss)	$ (554)	$ (527)	$ 9	$ (96)	$ (1,081)	$ (87)	$ (436)	$ 1,569
Weighted average shares - basic	10,673,458		10,648,663		10,669,794	10,646,442	10,651,342	10,628,170
Dilution effect of share-based compensation, treasury method
Weighted average shares - dilutive	10,673,458		10,648,663		10,669,794	10,646,442	10,651,342	10,628,170
Basic and fully diluted	$ (0.05)		$ 0		$ (0.10)	$ (0.01)